Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, authorized	100,000,000,000	100,000,000,000	100,000,000,000
Ordinary shares, issued	15,737,452	11,917,452	9,627,452
Ordinary shares, outstanding	15,737,452	11,917,452	9,627,452